Cost of sales	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Cost of Sales
22. Cost of sales
Expenses incurred with third parties in relation with the purchase and manufacturing of drug products for sale, as well as laboratory supplies in connection with research and development services provided to customers, are classified in ‘raw materials and consumables expenses’. Expenses incurred with third parties in relation to advertising, marketing, sales promotion, shipping, distribution and commission on sales, are classified as ‘external selling and distribution expenses’.
The consolidated statement of comprehensive loss aggregates transactions according to their nature. The overall cost of sales, which includes expenses of different natures, is therefore not presented in a distinct line.